UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-485-8586

Date of fiscal year end: June 30

 Date of reporting period: July 1, 2019 – December 31, 2019

Item 1.	Report to Shareholders.

SEMI-ANNUAL REPORT

DECEMBER 31, 2019

International High Dividend | High Dividend Equity | Small Cap Value
Value | Emerging Markets High Dividend | Enhanced Equity Income

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.cullenfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.cullenunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-877-485-8586 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Cullen Funds Trust	Shareholder Letter

December 31, 2019 (Unaudited)

February 28, 2020

Retail Class Performance for the six months ended December 31, 2019 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	6.83%
S&P 500 Index	10.92%
Cullen International High Dividend Fund	8.07%
MSCI EAFE Index	7.01%
Cullen Small Cap Value Fund	7.60%
Russell 2500 Value Index	7.21%
Cullen Value Fund	8.89%
S&P 500 Index	10.92%
Cullen Emerging Markets High Dividend Fund	7.23%
MSCI Emerging Markets Index	7.09%
Cullen Enhanced Equity Income Fund	7.10%
CBOE S&P 500 BuyWrite Index	4.91%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 26-36 of this semi-annual report. Past performance is no guarantee of future results.

Portfolio Review - High Dividend Fund

The High Dividend Fund’s performance versus the S&P 500 Index during the period was primarily due to the Fund’s stock selection in Information Technology and Health Care as well as an underweight allocation to Information Technology. Stock selection within Consumer Discretionary and Utilities partially offset relative performance.

Portfolio Review - International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to the Fund’s stock selection in Materials, Financials, and Industrials. Partially offsetting relative performance during the period was the Fund’s stock selection within Consumer Discretionary and Health Care.

Portfolio Review - Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2500 Value Index during the period was primarily due to stock selection within Information Technology and Consumer Discretionary as well as the Fund’s overweight exposure to Information Technology. Partially offsetting relative performance was the Fund’s stock selection in Materials and Financials.

Portfolio Review - Value Fund

The Value Fund’s performance versus the S&P 500 Index during the period was primarily due to stock selection in Information Technology and Consumer Staples as well as an underweight allocation to Information Technology. The Fund’s underweight allocation in Consumer Discretionary and stock selection in Industrials partially offset relative performance.

Portfolio Review - Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to stock selection in the Materials and Information Technology sectors. Partially offsetting relative performance was stock selection in Consumer Staples and Communication Services.

Portfolio Review - Enhanced Equity Income Fund

The Enhanced Equity Income Fund’s performance versus the CBOE S&P 500 BuyWrite Index during the period was primarily due to the Fund’s stock selection in Financials and Industrials as well as underweight exposure in Consumer Discretionary. Stock selection within Information Technology and Health Care slightly offset relative performance. The Fund’s use of covered call options1 during the period contributed premiums of approximately 3.6% of average net assets during the period.

Semi-Annual Report | December 31, 2019	1

Cullen Funds Trust	Shareholder Letter

December 31, 2019 (Unaudited)

Outlook

US equity markets posted their second best year of returns in 2019 since the financial crisis as markets began to price in an economic rebound in 2020. Wall Street consensus expects further gains as global central banks have collectively continued to expand their balance sheets, the US-China phase one trade deal serves to reduce the economic impact of tariffs and improve business confidence, and election years have historically delivered above-average market returns. In addition, analysts are optimistic, with corporate earnings expected to rise 10% year-over-year in 2020. Bullish views are also supported by the shift in Federal Reserve (“Fed”) communication stating the committee is willing to let inflation run above target levels, potentially reducing the risk of rate hikes and tighter liquidity.

The late 2019 market rally was in part driven by the resumption of global central bank balance sheet expansion which began in earnest in October 2019. The three largest central banks (Federal Reserve, European Central Bank, and Bank of Japan) have continued to expand their balance sheets at the rate of $100B per month, which has served to suppress volatility with the 30-day realized volatility for the S&P 500 reaching one of the lowest readings on record. The low volatility environment has driven quantitative and systematic strategies to rebalance out of fixed income and into riskier assets, driving equity prices higher. The impact of renewed Fed balance sheet expansion can be seen in the significant acceleration in money supply growth with US money supply growth accelerating from 3.8% year-over-year in April 2019 to 7.6% in December 2019.

The continued rise of passive investing and momentum have driven the S&P 500 to be further concentrated, with the 10 largest companies now representing 25% of the index, similar to record levels reached during the Tech Bubble. While this in and of itself does not signal risk, it does highlight the concentration and crowding in trillion-dollar market capitalization companies that will eventually face growth challenges.

Elevated market valuation and bullish investor sentiment are challenges for the equity markets ahead. The S&P 500 median Price/Earnings ratio2 is 24.4x while the Price/Sales3 ratio is 2.4x, higher than the peak of the dot-com bubble. These heightened levels have been partially justified by low inflation, low rates and global monetary stimulus. While valuation levels can remain elevated and can further expand, earnings will likely be an increasingly important factor for returns. Interestingly, during periods of earnings per share acceleration, P/E multiples have typically fallen at a 9.1% rate (Ned Davis Research, The Case for P/E Contraction in 2020, 12/17/19).

2019 was no exception to the pre-election year’s historically strong market performance. Usually in the actual election year, there are benefits from the momentum coming out of the pre-election year. However, any time the pre-election year was up over 15%, the election year performance, while still up, has historically dropped off. It’s further worth noting that the two years after a presidential election have historically been the most difficult for the market.

At the end of the day, a lot of what we’ve just talked about, including the election cycle, and a lot of what we’ve not discussed, including tariffs and trade battles in the headlines, are irrelevant from our perspective as long term investors. We believe investing with a price discipline with a five-year minimum time horizon remains important as history shows these other factors are typically momentary. We believe it is an additionally good time to remind that a strategy that invests low price/earnings price discipline, high dividend yield4, and dividend growth5 are factors that have historically helped when the market turns down.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

[1]	Covered call option is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset.

[2]	The Price-to-Earnings Ratio, or Price/Earnings, is a ratio that measures current share price relative to earnings per share. The price-to-earnings ratio is also sometimes known as the price multiple or the earnings multiple.

[3]	The Price-to-Sales (P/S) ratio is a valuation ratio that compares a company’s stock price to its revenues. It is an indicator of the value placed on each dollar of a company’s sales or revenues.

[4]	A dividend yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price.

[5]	Dividend growth is the annualized percentage rate of growth that a particular stock's dividend undergoes over a period of time.

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter

December 31, 2019 (Unaudited)

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index, which itself is also unmanaged index commonly used to measure performance of U.S. stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (02/20)

Semi-Annual Report | December 31, 2019	3

Cullen Funds Trust	Disclosure of Fund Expenses

December 31, 2019 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, -including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2019 to
	Ratio(a)	July 1, 2019	December 31, 2019	December 31, 2019(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,080.70	$6.54
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.85	$6.34
Class C
Actual	2.00%	$1,000.00	$1,076.60	$10.44
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.08	$10.13
Class I
Actual	1.00%	$1,000.00	$1,081.40	$5.23
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08
Class R1
Actual	1.75%	$1,000.00	$1,077.10	$9.14
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.34	$8.87
Class R2
Actual	1.50%	$1,000.00	$1,079.50	$7.84
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.60	$7.61

4	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses

December 31, 2019 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2019 to
	Ratio(a)	July 1, 2019	December 31, 2019	December 31, 2019(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,068.30	$5.20
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08
Class C
Actual	1.75%	$1,000.00	$1,064.40	$9.08
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.34	$8.87
Class I
Actual	0.75%	$1,000.00	$1,069.00	$3.90
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.37	$3.81
Class R1
Actual	1.50%	$1,000.00	$1,065.30	$7.79
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.60	$7.61
Class R2
Actual	1.25%	$1,000.00	$1,066.90	$6.49
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.85	$6.34

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$1,076.00	$6.52
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.85	$6.34
Class C
Actual	2.00%	$1,000.00	$1,072.40	$10.42
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.08	$10.13
Class I
Actual	1.00%	$1,000.00	$1,077.70	$5.22
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$1,088.90	$5.25
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08
Class C
Actual	1.75%	$1,000.00	$1,084.40	$9.17
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.34	$8.87
Class I
Actual	0.75%	$1,000.00	$1,090.70	$3.94
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.37	$3.81

Semi-Annual Report | December 31, 2019	5

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2019 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2019 to
	Ratio(a)	July 1, 2019	December 31, 2019	December 31, 2019(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,072.30	$6.51
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.85	$6.34
Class C
Actual	2.00%	$1,000.00	$1,067.20	$10.39
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.08	$10.13
Class I
Actual	1.00%	$1,000.00	$1,073.20	$5.21
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08

Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$1,071.00	$5.21
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08
Class C
Actual	1.75%	$1,000.00	$1,067.90	$9.10
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.34	$8.87
Class I
Actual	0.75%	$1,000.00	$1,071.90	$3.91
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.37	$3.81

(a)	Annualized, based on the Fund's most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 366. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund's prospectuses for more information regarding waivers and/or reimbursements.

6	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 96.05%
Australia - 2.89%
Sonic Healthcare, Ltd.	232,420	$4,689,143

Canada - 4.91%
BCE, Inc.	70,425	3,264,199
Manulife Financial Corp.	231,600	4,699,164
		7,963,363

China - 0.02%
China Petroleum & Chemical Corp., Class H	55,400	33,344

Finland - 3.02%
UPM-Kymmene Oyj	141,065	4,890,992

France - 13.63%
BNP Paribas SA	93,475	5,539,297
Cie Generale des Etablissements Michelin SCA	36,600	4,479,035
Engie SA	275,155	4,444,455
Sanofi	41,785	4,200,529
TOTAL SA - Sponsored ADR	61,965	3,426,665
		22,089,981

Germany - 8.45%
Allianz SE	17,750	4,348,402
Deutsche Telekom AG	124,475	2,034,325
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,350	4,823,388
Siemens AG	19,065	2,492,243
		13,698,358

Hong Kong - 0.95%
BOC Hong Kong Holdings, Ltd.	61,915	214,930
HSBC Holdings PLC	169,300	1,322,062
		1,536,992

Ireland - 3.12%
Smurfit Kappa Group PLC	131,700	5,061,180

Japan - 5.91%
Nippon Telegraph & Telephone Corp.	188,200	4,775,366
Toyota Motor Corp.	67,700	4,806,385
		9,581,751

Netherlands - 2.58%
NN Group NV	48,515	1,840,468
Unilever NV	40,815	2,345,230
		4,185,698

Norway - 0.08%
Orkla ASA	12,155	123,166

		Value
	Shares	(Note 2)
Russia - 2.44%
MMC Norilsk Nickel PJSC - ADR	129,850	$3,959,126

Singapore - 5.74%
Ascendas Real Estate Investment Trust	2,005,578	4,428,839
Singapore Telecommunications, Ltd.	90,300	226,262
United Overseas Bank, Ltd.	237,000	4,653,831
		9,308,932

Spain - 2.88%
Iberdrola SA	453,000	4,664,655

Sweden - 2.54%
Investor AB, Class B	75,350	4,112,479

Switzerland - 16.00%
ABB, Ltd. - Sponsored ADR	200,925	4,840,283
Nestle SA	44,850	4,855,738
Novartis AG - Sponsored ADR	52,500	4,971,225
Roche Holding AG	14,520	4,710,974
UBS Group AG	120,880	1,526,925
Zurich Insurance Group AG	12,265	5,032,477
		25,937,622

Taiwan - 2.37%
ASE Technology Holding Co., Ltd.	1,385,000	3,844,014

United Kingdom - 18.52%
AstraZeneca PLC - Sponsored ADR	41,540	2,071,184
BAE Systems PLC	321,050	2,401,900
British American Tobacco PLC - Sponsored ADR	74,250	3,152,655
Diageo PLC	88,550	3,753,997
GlaxoSmithKline PLC	211,530	4,984,659
Imperial Brands PLC	69,900	1,730,510
Lloyds Banking Group PLC	5,016,950	4,153,434
Royal Dutch Shell PLC, Class B	120,550	3,576,069
Smiths Group PLC	188,170	4,204,875
		30,029,283

TOTAL COMMON STOCKS
(Cost $112,975,504)		155,710,079

PREFERRED STOCK - 2.27%
Brazil - 2.27%
Telefonica Brasil SA	255,520	3,679,687

TOTAL PREFERRED STOCK
(Cost $3,096,788)		3,679,687

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2019	7

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2019 (Unaudited)

Value
(Note 2)
TOTAL INVESTMENTS 98.32%
(Cost $116,072,292)	$159,389,766

Other Assets In Excess Of Liabilities 1.68%	2,721,940

NET ASSETS 100.00%	$162,111,706

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	26.07%	$42,266,857
Health Care	15.81	25,627,714
Consumer Staples	9.85	15,961,296
Industrials	8.60	13,939,301
Materials	8.58	13,911,298
Communication Services	6.35	10,300,152
Consumer Discretionary	5.72	9,285,420
Utilities	5.62	9,109,110
Energy	4.35	7,036,078
Real Estate	2.73	4,428,839
Information Technology	2.37	3,844,014
TOTAL COMMON STOCKS	96.05	155,710,079

PREFERRED STOCK
Communication Services	2.27	3,679,687
TOTAL PREFERRED STOCK	2.27	3,679,687

TOTAL INVESTMENTS	98.32%	$159,389,766
Other Assets In Excess Of
Liabilities	1.68	2,721,940
TOTAL NET ASSETS	100.00%	$162,111,706

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

8	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments

December 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 99.96%
Aerospace & Defense - 4.47%
Boeing Co.	60,100	$19,578,176
Raytheon Co.	225,500	49,551,370
		69,129,546

Auto Parts & Equipment - 2.02%
Johnson Controls International PLC	767,890	31,260,802

Chemicals - 1.73%
Dow, Inc.	490,730	26,857,653

Communications Equipment - 4.80%
Cisco Systems, Inc.	919,100	44,080,036
Corning, Inc.	1,034,985	30,128,413
		74,208,449

Distillers & Vintners - 2.66%
Diageo PLC - Sponsored ADR	244,100	41,111,322

Distributors - 2.90%
Genuine Parts Co.	423,150	44,951,224

Diversified Banks - 10.97%
Bank of America Corp.	1,414,125	49,805,483
HSBC Holdings PLC - Sponsored ADR	517,405	20,225,361
JPMorgan Chase & Co.	428,300	59,705,021
Wells Fargo & Co.	744,680	40,063,784
		169,799,649

Electric Utilities - 3.69%
NextEra Energy, Inc.	235,700	57,077,112

Food & Staples Retailing - 1.92%
Walgreens Boots Alliance, Inc.	503,250	29,671,620

Household Products - 5.54%
Kimberly-Clark Corp.	320,835	44,130,854
Unilever NV	724,170	41,610,808
		85,741,662

Industrial Conglomerates - 2.54%
3M Co.	222,730	39,294,027

Integrated Oil & Gas - 9.79%
Chevron Corp.	421,070	50,743,146
ConocoPhillips	686,900	44,669,107
Exxon Mobil Corp.	412,410	28,777,970
Royal Dutch Shell PLC, Class B - Sponsored ADR	455,285	27,303,441
		151,493,664
Integrated Telecommunication Services - 4.82%
AT&T, Inc.	1,069,700	41,803,876

		Value
	Shares	(Note 2)
Integrated Telecommunication Services (continued)
BCE, Inc.	708,380	$32,833,413
		74,637,289

Miscellaneous Manufacturing - 3.02%
Siemens AG - Sponsored ADR	720,000	46,778,400

Pharmaceuticals - 14.24%
Eli Lilly & Co.	211,445	27,790,216
Johnson & Johnson	364,125	53,114,914
Merck & Co., Inc.	463,300	42,137,135
Novartis AG - Sponsored ADR	525,700	49,778,533
Pfizer, Inc.	1,212,908	47,521,736
		220,342,534

Property & Casualty Insurance - 4.28%
Chubb, Ltd.	215,250	33,505,815
Travelers Cos., Inc.	238,945	32,723,518
		66,229,333
Regional Banks - 3.53%
Truist Financial Corp.	969,049	54,576,811

Retail - 2.69%
Target Corp.	324,530	41,607,991

Semiconductors - 3.27%
Intel Corp.	844,785	50,560,382

Specialized REITs - 4.38%
Healthpeak Properties, Inc.	781,570	26,940,718
Welltower, Inc.	498,800	40,791,864
		67,732,582
Systems Software - 2.41%
Microsoft Corp.	236,650	37,319,705

Tobacco - 4.29%
Altria Group, Inc.	456,100	22,763,951
Philip Morris International, Inc.	513,665	43,707,755
		66,471,706

TOTAL COMMON STOCKS
(Cost $867,935,158)		1,546,853,463

TOTAL INVESTMENTS 99.96%
(Cost $867,935,158)		$1,546,853,463

Other Assets In Excess Of Liabilities 0.04%		490,698

NET ASSETS 100.00%		$1,547,344,161

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2019	9

Cullen High Dividend Equity Fund	Schedule of Investments

December 31, 2019 (Unaudited)

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	18.78%	$290,605,793
Consumer Staples	14.41	222,996,310
Health Care	14.24	220,342,534
Industrials	12.05	186,462,775
Information Technology	10.48	162,088,536
Energy	9.79	151,493,664
Consumer Discretionary	5.59	86,559,215
Communication Services	4.82	74,637,289
Real Estate	4.38	67,732,582
Utilities	3.69	57,077,112
Materials	1.73	26,857,653
TOTAL COMMON STOCKS	99.96	1,546,853,463

TOTAL INVESTMENTS	99.96%	$1,546,853,463
Other Assets In Excess Of Liabilities	0.04	490,698
TOTAL NET ASSETS	100.00%	$1,547,344,161

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

10	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments

December 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 96.64%
Airlines - 2.44%
Copa Holdings SA, Class A	1,120	$121,050

Auto Parts & Equipment - 2.91%
Cooper Tire & Rubber Co.	5,021	144,354

Chemicals - 7.67%
Cabot Corp.	3,178	151,018
Huntsman Corp.	9,500	229,520
		380,538

Computers - 6.25%
Lumentum Holdings, Inc.(a)	1,050	83,265
Sykes Enterprises, Inc.(a)	6,125	226,564
		309,829

Construction & Engineering - 4.72%
Quanta Services, Inc.	5,755	234,286

Electronics - 3.88%
Sanmina Corp.(a)	5,629	192,737

Food - 0.99%
Village Super Market, Inc., Class A	2,125	49,300

Forest Products & Paper - 4.57%
Domtar Corp.	5,620	214,909
Neenah, Inc.	170	11,973
		226,882

Healthcare-Services - 4.08%
Magellan Health, Inc.(a)	2,585	202,276

Home Builders - 4.23%
Taylor Morrison Home Corp.(a)	9,600	209,856

Household Products/Wares - 1.49%
Helen of Troy, Ltd.(a)	410	73,714

Insurance - 8.28%
Assured Guaranty, Ltd.	4,095	200,737
United Insurance Holdings Corp.	16,670	210,209
		410,946

Machinery-Diversified - 2.94%
Crane Co.	1,686	145,637

Oil & Gas - 3.01%
Permian Basin Royalty Trust	38,750	149,575

		Value
	Shares	(Note 2)
Oil & Gas Exploration & Production - 3.30%
Cimarex Energy Co.	3,120	$163,769

Oil & Gas Services - 3.25%
NexTier Oilfield Solutions, Inc.(a)	24,045	161,101

Regional Banks - 22.47%
Ameris Bancorp	4,686	199,342
CenterState Bank Corp.	6,847	171,038
Enterprise Financial Services Corp.	3,716	179,148
First Bancorp/Southern Pines, NC	3,400	135,694
IBERIABANK Corp.	1,955	146,293
National Bank Holdings Corp., Class A	3,200	112,704
Spirit of Texas Bancshares, Inc.(a)	7,427	170,821
		1,115,040

Savings & Loans - 3.36%
United Community Financial Corp.	14,280	166,505

Semiconductors - 4.97%
MKS Instruments, Inc.	2,240	246,422

Software - 1.83%
Progress Software Corp.	2,180	90,579

TOTAL COMMON STOCKS
(Cost $4,043,430)		4,794,396

EXCHANGE-TRADED FUNDS - 2.59%
IQ US Real Estate Small Cap ETF	5,000	128,500

TOTAL EXCHANGE-TRADED FUNDS
(Cost $123,543)		128,500

TOTAL INVESTMENTS 99.23%
(Cost $4,166,973)		$4,922,896

Other Assets In Excess Of Liabilities 0.77%		38,375

NET ASSETS 100.00%		$4,961,271

(a) Non-Income Producing Security.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2019	11

Cullen Small Cap Value Fund	Schedule of Investments

December 31, 2019 (Unaudited)

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	34.11%	$1,692,491
Information Technology	16.93	839,567
Materials	12.24	607,420
Industrials	10.10	500,973
Energy	9.56	474,445
Consumer Discretionary	8.63	427,924
Health Care	4.08	202,276
Consumer Staples	0.99	49,300
TOTAL COMMON STOCKS	96.64	4,794,396

EXCHANGE-TRADED FUNDS
Real Estate	2.59	128,500
TOTAL EXCHANGE-TRADED FUNDS	2.59	128,500

TOTAL INVESTMENTS	99.23%	$4,922,896
Other Assets In Excess Of Liabilities	0.77	38,375
TOTAL NET ASSETS	100.00%	$4,961,271

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

12	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments

December 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 98.92%
Aerospace & Defense - 5.52%
Boeing Co.	2,775	$903,984
Raytheon Co.	3,505	770,189
		1,674,173

Auto Parts & Equipment - 0.99%
BorgWarner, Inc.	6,905	299,539

Communications Equipment - 3.90%
Cisco Systems, Inc.	24,660	1,182,694

Diversified Banks - 13.17%
Bank of America Corp.	30,400	1,070,687
Citigroup, Inc.	12,680	1,013,005
JPMorgan Chase & Co.	8,270	1,152,838
Wells Fargo & Co.	14,025	754,545
		3,991,075

Electronics - 2.41%
Arrow Electronics, Inc.(a)	8,605	729,188

Food Products - 2.58%
Mondelez International, Inc., Class A	14,185	781,310

Gold - 2.66%
Newmont Goldcorp Corp.	18,585	807,518

Health Care Equipment - 3.49%
Medtronic PLC	9,310	1,056,219

Heavy Electrical Equipment - 1.72%
ABB, Ltd. - Sponsored ADR	21,630	521,067

Household Products - 1.92%
Unilever NV	10,115	581,208

Industrial Conglomerates - 1.88%
3M Co.	3,230	569,837

Integrated Oil & Gas - 5.41%
Chevron Corp.	7,145	861,044
ConocoPhillips	11,950	777,108
		1,638,152

Integrated Telecommunication Services - 5.54%
AT&T, Inc.	26,825	1,048,321
Comcast Corp., Class A	14,000	629,580
		1,677,901

Investment Banking & Brokerage - 3.04%
Morgan Stanley	18,025	921,438

		Value
	Shares	(Note 2)
Life & Health Insurance - 1.62%
MetLife, Inc.	9,660	$492,370

Life Sciences Tools & Services - 2.79%
Thermo Fisher Scientific, Inc.	2,605	846,286

Miscellaneous Manufacturing - 3.18%
Siemens AG - Sponsored ADR	14,815	962,531

Movies & Entertainment - 2.69%
Walt Disney Co.	5,645	816,436

Pharmaceuticals - 17.39%
Bristol-Myers Squibb Co.	18,235	1,170,505
GlaxoSmithKline PLC - Sponsored ADR	16,975	797,655
Johnson & Johnson	4,245	619,218
Merck & Co., Inc.	11,980	1,089,581
Novartis AG - Sponsored ADR	8,130	769,830
Pfizer, Inc.	21,045	824,543
		5,271,332

Property & Casualty Insurance - 8.49%
Allstate Corp.	6,950	781,528
Chubb, Ltd.	6,046	941,120
Travelers Cos., Inc.	6,220	851,829
		2,574,477

Regional Banks - 3.02%
Truist Financial Corp.	16,230	914,074

Systems Software - 5.51%
Microsoft Corp.	4,900	772,730
Oracle Corp.	16,935	897,216
		1,669,946

TOTAL COMMON STOCKS
(Cost $17,930,869)		29,978,771

TOTAL INVESTMENTS 98.92%
(Cost $17,930,869)		$29,978,771

Other Assets In Excess Of Liabilities 1.08%		326,372

NET ASSETS 100.00%		$30,305,143

(a) Non-Income Producing Security.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2019	13

Cullen Value Fund	Schedule of Investments

December 31, 2019 (Unaudited)

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	29.34%	$8,893,434
Health Care	23.67	7,173,837
Industrials	12.30	3,727,608
Information Technology	11.82	3,581,828
Communication Services	8.23	2,494,337
Energy	5.41	1,638,152
Consumer Staples	4.50	1,362,518
Materials	2.66	807,518
Consumer Discretionary	0.99	299,539
TOTAL COMMON STOCKS	98.92	29,978,771

TOTAL INVESTMENTS	98.92%	$29,978,771
Other Assets In Excess Of Liabilities	1.08	326,372
TOTAL NET ASSETS	100.00%	$30,305,143

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

14	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 88.53%
Austria - 0.53%
Erste Group Bank AG	50,100	$1,885,985

Brazil - 2.59%
AES Tiete Energia SA	1,167,925	4,633,724
Ambev SA - ADR	992,280	4,624,025
		9,257,749

Chile - 1.68%
Vina Concha y Toro SA	3,191,977	6,009,975

China - 7.61%
China Construction Bank Corp., Class H	3,496,300	3,019,660
China Petroleum & Chemical Corp., Class H	298,025	179,374
China Yongda Automobiles Services Holdings, Ltd.	4,841,100	4,410,997
Ping An Insurance Group Co. of China, Ltd., Class H	821,000	9,703,695
Times China Holdings, Ltd.	4,414,200	8,803,135
Times Neighborhood Holdings, Ltd.(a)(b)	1,697,769	1,056,707
		27,173,568

Cyprus - 1.48%
QIWI PLC - Sponsored ADR	272,880	5,282,957

Egypt - 0.96%
Integrated Diagnostics Holdings PLC(b)(c)	853,861	3,415,444

Greece - 2.67%
OPAP SA	732,053	9,517,099

Hong Kong - 11.54%
AIA Group, Ltd.	834,000	8,754,950
BOC Aviation, Ltd.(b)(c)	549,520	5,588,781
IGG, Inc.	407,000	300,329
Sands China, Ltd.	1,917,800	10,250,679
WH Group, Ltd.(b)(c)	8,100,000	8,367,876
Xinyi Glass Holdings, Ltd.	5,983,500	7,924,454
		41,187,069

India - 6.87%
Bharat Electronics, Ltd.	2,759,000	3,867,261
Embassy Office Parks REIT	1,261,000	7,476,451
ICICI Bank, Ltd. - Sponsored ADR	681,000	10,276,290
Power Grid Corp Of India Ltd.	1,089,500	2,903,933
		24,523,935

Indonesia - 0.96%
Bank Rakyat Indonesia Persero Tbk PT	10,856,500	3,440,922

		Value
	Shares	(Note 2)
Mexico - 2.06%
PLA Administradora Industrial S de RL de CV	4,474,941	$7,336,939

Panama - 1.69%
Copa Holdings SA, Class A	55,890	6,040,591

Qatar - 0.20%
Qatar Electricity & Water Co. QSC	165,100	729,596

Russia - 11.93%
Globaltrans Investment PLC - Sponsored GDR(b)	803,241	7,108,683
LSR Group PJSC	433,470	5,335,768
LUKOIL PJSC - Sponsored ADR	106,700	10,532,357
MMC Norilsk Nickel PJSC - ADR	297,150	9,060,103
Sberbank of Russia PJSC - Sponsored ADR	642,240	10,532,736
		42,569,647

Singapore - 1.48%
Ascendas India Trust	4,576,980	5,274,783

South Africa - 1.97%
Mondi PLC	302,380	7,044,379

South Korea - 9.10%
Hanon Systems	348,374	3,358,874
KT&G Corp.(a)	33,200	2,692,862
Macquarie Korea Infrastructure Fund	838,170	8,407,430
Samsung Electronics Co., Ltd.	258,800	12,487,388
SK Innovation Co., Ltd.	29,350	3,806,909
SK Telecom Co., Ltd.	8,400	1,728,739
		32,482,202

Taiwan - 17.08%
Accton Technology Corp.	335,000	1,877,439
ASE Technology Holding Co., Ltd.	3,505,928	9,730,567
King Yuan Electronics Co., Ltd.	1,330,000	1,665,994
Powertech Technology, Inc.	1,416,000	4,714,174
Sinbon Electronics Co., Ltd.	1,856,500	7,679,421
Sunonwealth Electric Machine Industry Co., Ltd.	4,390,300	6,934,674
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	226,150	13,139,315
Taiwan Union Technology Corp.	1,504,000	7,425,426
Wiwynn Corp.	367,200	7,778,363
		60,945,373

Thailand - 3.53%
Thai Beverage PCL	10,153,000	6,718,592
Vinythai PCL	6,969,400	5,874,969
		12,593,561

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2019	15

Cullen Emerging Markets High Dividend Fund	Schedule of Investments

December 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
Turkey - 0.96%
Tupras Turkiye Petrol Rafinerileri AS	159,980	$3,409,895

Vietnam - 1.64%
SSI Securities Corp.	7,522,150	5,859,308

TOTAL COMMON STOCKS
(Cost $245,868,982)		315,980,977

PARTICIPATORY NOTES - 4.21%
China - 4.21%
Huayu Automotive Systems Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.)	984,830	3,674,538
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023	1,240,944	10,377,276
Qingdao Haier Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.)	355,958	996,480
		15,048,294

TOTAL PARTICIPATORY NOTES
(Cost $13,582,884)		15,048,294

PREFERRED STOCK - 5.26%
Brazil - 5.26%
Itau Unibanco Holding SA	410,300	3,768,758
Petroleo Brasileiro SA	1,045,380	7,842,884
Telefonica Brasil SA - ADR	500,650	7,169,308
		18,780,950

TOTAL PREFERRED STOCK
(Cost $16,885,074)		18,780,950

TOTAL INVESTMENTS 98.00%
(Cost $276,336,940)		$349,810,221

Other Assets In Excess Of Liabilities 2.00%		7,116,269

NET ASSETS 100.00%		$356,926,490

(a)	Non-Income Producing Security.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2019, the aggregate value of those securities was $25,537,491, which represents 7.15% of net assets.

(c)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of December 31, 2019 the aggregate value of those securities was $17,372,101, which represents 4.87% of net assets.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Information Technology	20.12%	$71,781,044
Financials	17.63	62,937,683
Consumer Discretionary	9.93	35,462,103
Real Estate	9.61	34,227,076
Industrials	8.27	29,539,990
Consumer Staples	7.95	28,413,330
Materials	6.16	21,979,451
Energy	5.03	17,928,535
Utilities	2.31	8,267,253
Health Care	0.96	3,415,444
Communication Services	0.56	2,029,068
TOTAL COMMON STOCKS	88.53	315,980,977

PREFERRED STOCK
Energy	2.20	7,842,884
Communication Services	2.01	7,169,308
Financials	1.05	3,768,758
TOTAL PREFERRED STOCK	5.26	18,780,950

PARTICIPATORY NOTES
Consumer Staples	3.18	11,373,756
Consumer Discretionary	1.03	3,674,538
TOTAL PARTICIPATORY NOTES	4.21	15,048,294

TOTAL INVESTMENTS	98.00%	$349,810,221
Other Assets In Excess Of Liabilities	2.00	7,116,269
TOTAL NET ASSETS	100.00%	$356,926,490

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

16	www.cullenfunds.com

Cullen Enhanced Equity Income Fund	Schedule of Investments

December 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 98.05%
Agriculture - 3.04%
Archer-Daniels-Midland Co.(a)	34,210	$1,585,633

Auto Parts & Equipment - 2.84%
Johnson Controls International PLC	36,400	1,481,844

Chemicals - 2.54%
Dow, Inc.(a)	24,260	1,327,750

Communications Equipment - 4.76%
Cisco Systems, Inc.	35,440	1,699,703
Corning, Inc.(a)	26,920	783,641
		2,483,344

Distributors - 2.95%
Genuine Parts Co.	14,500	1,540,335

Diversified Banks - 10.34%
Bank of America Corp.(a)	44,840	1,579,265
JPMorgan Chase & Co.	15,145	2,111,214
Wells Fargo & Co.(a)	31,730	1,707,074
		5,397,553
Diversified Chemicals - 2.51%
DuPont de Nemours, Inc.	20,400	1,309,701

Electric - 2.72%
PPL Corp.	39,530	1,418,336

Electric Utilities - 2.76%
Duke Energy Corp.	15,795	1,440,662

Electrical Components - 3.50%
Eaton Corp. PLC(a)	19,270	1,825,254

Food - 2.73%
Conagra Brands, Inc.	41,565	1,423,186

Food & Staples Retailing - 2.49%
Walgreens Boots Alliance, Inc.	22,025	1,298,594

Household Products - 2.48%
Unilever NV	22,500	1,292,850

Integrated Oil & Gas - 12.36%
Chevron Corp.(a)	17,380	2,094,464
ConocoPhillips	29,100	1,892,373
Exxon Mobil Corp.	22,300	1,556,094
Royal Dutch Shell PLC, Class B - Sponsored ADR	15,185	910,644
		6,453,575

		Value
	Shares	(Note 2)
Integrated Telecommunication Services - 3.10%
AT&T, Inc.	41,470	$1,620,647

Pharmaceuticals - 13.26%

Johnson & Johnson	12,450	1,816,081
Merck & Co., Inc.(a)	18,810	1,710,770
Novartis AG - Sponsored ADR	15,620	1,479,058
Pfizer, Inc.	48,960	1,918,253
		6,924,162
Property & Casualty Insurance - 3.24%
Chubb, Ltd.	10,880	1,693,581

Regional Banks - 3.25%
Truist Financial Corp.(a)	30,171	1,699,248

Semiconductors - 3.32%
Intel Corp.(a)	28,970	1,733,854

Specialized REITs - 5.20%
Healthpeak Properties, Inc.	36,820	1,269,185
Welltower, Inc.	17,715	1,448,733
		2,717,918
Telecommunications - 3.28%
Verizon Communications, Inc.	27,900	1,713,060

Tobacco - 5.38%
Altria Group, Inc.	25,455	1,270,459
Philip Morris International, Inc.(a)	18,110	1,540,980
		2,811,439

TOTAL COMMON STOCKS
(Cost $49,776,517)		51,192,526

TOTAL INVESTMENTS 98.05%
(Cost $49,776,517)		$51,192,526

Other Assets In Excess Of Liabilities 1.95%		1,017,632

NET ASSETS 100.00%		$52,210,158

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2019	17

Cullen Enhanced Equity Income Fund	Schedule of Investments

December 31, 2019 (Unaudited)

SCHEDULE OF WRITTEN	Notional	Number of
OPTIONS	Amount	Contracts	Value
CALL OPTIONS WRITTEN (0.15%)
Archer-Daniels- Midland Co., Expires January, 2020, Exercise Price $47.00	$(797,220)	(172)	$(5,332)
Bank of America Corp., Expires January, 2020, Exercise Price $36.50	$(792,450)	(225)	$(4,950)
Chevron Corp., Expires January, 2020, Exercise Price $122.00	(1,048,437)	(87)	(8,700)
Corning, Inc., Expires January, 2020, Exercise Price $30.00	(783,059)	(269)	(5,111)
Dow, Inc., Expires January, 2020, Exercise Price $57.00	(1,324,466)	(242)	(7,260)
Eaton Corp. PLC, Expires January, 2020, Exercise Price $96.00	(1,818,624)	(192)	(14,016)
Intel Corp., Expires January, 2020, Exercise Price $61.00	(867,825)	(145)	(6,525)
Merck & Co., Inc., Expires January, 2020, Exercise Price $93.00	(1,709,860)	(188)	(5,828)
Philip Morris International, Inc., Expires January, 2020, Exercise Price $87.50	(723,265)	(85)	(2,465)
Truist Financial Corp., Expires January, 2020, Exercise Price $57.50	(850,432)	(151)	(4,681)

SCHEDULE OF WRITTEN	Notional	Number of
OPTIONS	Amount	Contracts	Value
Wells Fargo & Co., Expires January, 2020, Exercise Price $55.50	(1,705,460)	(317)	(10,144)

TOTAL CALL OPTIONS WRITTEN (Premiums received $104,978)			(75,012)

TOTAL WRITTEN OPTIONS (Premiums received $104,978)			$(75,012)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of December 31, 2019.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	16.83%	$8,790,382
Consumer Staples	16.12	8,411,702
Health Care	13.26	6,924,162
Energy	12.36	6,453,575
Information Technology	8.08	4,217,198
Communication Services	6.38	3,333,707
Industrials	6.34	3,307,098
Utilities	5.48	2,858,998
Real Estate	5.20	2,717,918
Materials	5.05	2,637,451
Consumer Discretionary	2.95	1,540,335
TOTAL COMMON STOCKS	98.05	51,192,526

TOTAL INVESTMENTS	98.05%	$51,192,526
Other Assets In Excess Of Liabilities	1.95	1,017,632
TOTAL NET ASSETS	100.00%	$52,210,158

CALL OPTIONS WRITTEN
Health Care	(0.01)%	$(5,828)
Materials	(0.01)	(7,260)
Consumer Staples	(0.02)	(7,797)
Information Technology	(0.02)	(11,636)
Energy	(0.02)	(8,700)
Industrials	(0.03)	(14,016)
Financials	(0.04)	(19,775)
TOTAL CALL OPTIONS WRITTEN	(0.15)	(75,012)

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

18	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities
December 31, 2019 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at value	$159,389,766	$1,546,853,463	$4,922,896	$29,978,771	$349,810,221	$51,192,526
Cash	1,378,052	5,983,119	67,168	384,487	4,703,731	1,522,168
Foreign currencies, at value (Cost $117,945, –, –, –, $704,567 and –, respectively)	117,945	–	–	–	704,583	–
Receivable for investments sold	–	–	–	–	2,501,944	13,382
Receivable for fund shares sold	178,425	3,100,293	12,890	–	1,700,403	30,585
Dividends receivable	1,405,564	3,722,012	9,472	57,526	1,258,884	105,373
Receivable due from Investment Advisor	–	–	17,478	–	–	–
Prepaid expenses and other assets	23,206	57,780	28,185	21,242	26,708	28,389
Total Assets	162,492,958	1,559,716,667	5,058,089	30,442,026	360,706,474	52,892,423
LIABILITIES:
Written options, at value (Premiums received –, –, –, –, – and $104,978, respectively)	–	–	–	–	–	75,012
Payable to Investment Advisor	101,277	908,849	–	373	234,290	7,995
Capital gains tax	–	–	–	–	49,801	–
Payable for investments purchased	–	–	–	–	1,746,979	485,753
Payable for shares redeemed	88,129	11,179,736	–	38,797	1,312,521	–
Distribution fees payable	3,311	81,881	141	575	5,009	5,166
Trustees’ fees and expenses payable	20,219	20,219	20,219	20,219	20,219	20,219
Accrued expenses and other liabilities	168,316	181,821	76,458	76,919	411,165	88,120
Total Liabilities	381,252	12,372,506	96,818	136,883	3,779,984	682,265
NET ASSETS	$162,111,706	$1,547,344,161	$4,961,271	$30,305,143	$356,926,490	$52,210,158

NET ASSETS CONSIST OF
Paid-in capital	$162,156,130	$822,305,509	$4,153,599	$15,895,612	$363,181,208	$52,045,918
Total distributable earnings	(44,424)	725,038,652	807,672	14,409,531	(6,254,718)	164,240
NET ASSETS	$162,111,706	$1,547,344,161	$4,961,271	$30,305,143	$356,926,490	$52,210,158
INVESTMENTS, AT COST	$116,072,292	$867,935,158	$4,166,973	$17,930,869	$276,336,940	$49,776,517

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2019	19

Cullen Funds Trust	Statements of Assets and Liabilities
December 31, 2019 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$10.13	$17.17	$11.87	$16.13	$10.75	$10.55
Net Assets	$6,735,933	$172,892,820	$255,720	$1,043,960	$16,366,212	$2,322,513
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	664,837	10,072,259	21,552	64,724	1,523,115	220,051

Class C:
Net Asset Value, offering and redemption price per share	$10.11	$16.93	$10.84	$16.11	$10.61	$10.58
Net Assets	$2,242,224	$53,203,559	$62,501	$423,345	$2,098,407	$5,610,761
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	221,820	3,143,059	5,768	26,275	197,703	530,510

Class I:
Net Asset Value, offering and redemption price per share	$10.21	$17.17	$12.20	$16.11	$10.82	$10.61
Net Assets	$153,115,238	$1,319,448,784	$4,643,050	$28,837,838	$338,461,871	$44,276,884
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	14,994,023	76,825,924	380,566	1,790,586	31,274,388	4,171,773

Class R1:
Net Asset Value, offering and redemption price per share	$11.87	$14.42	N/A	N/A	N/A	N/A
Net Assets	$14,348	$699,506	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	1,208	48,494	N/A	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$11.77	$14.67	N/A	N/A	N/A	N/A
Net Assets	$3,963	$1,099,492	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	337	74,971	N/A	N/A	N/A	N/A

See Notes to Financial Statements.
20	www.cullenfunds.com

Cullen Funds Trust	Statements of Operations
Six Months Ended December 31, 2019 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends*	$2,029,354	$23,607,976	$47,182	$486,183	$6,479,545	$818,397
Total Investment Income	2,029,354	23,607,976	47,182	486,183	6,479,545	818,397
EXPENSES
Investment advisory fees (Note 6)	772,716	7,863,622	22,458	195,236	1,700,441	245,007
Administrative fees	33,308	217,103	5,087	9,678	60,673	12,727
Distribution fees (Note 7)
Retail	8,317	217,948	526	1,095	18,447	2,781
Class C	12,239	265,919	298	2,050	9,977	26,365
Class R1	36	1,656	N/A	N/A	N/A	N/A
Class R2	8	1,385	N/A	N/A	N/A	N/A
Shareholder services fees (Note 8)
Class R2	N/A	1,385	N/A	N/A	N/A	N/A
Registration and filing fees	35,199	43,616	17,424	21,744	27,534	23,752
Custody fees	17,050	17,448	–	–	157,835	—
Transfer agent fees	33,150	100,595	21,586	21,816	27,033	25,609
Legal fees	19,707	19,707	19,707	19,707	19,707	19,707
Professional fees	23,905	17,647	17,545	17,545	17,545	19,108
Shareholder reports	5,439	44,266	335	708	8,919	1,340
Trustees’ fees	40,219	40,219	40,219	40,219	40,219	40,219
Other expenses	7,856	30,758	1,730	2,311	9,756	4,460
Total Expenses	1,009,149	8,883,274	146,915	332,109	2,098,086	421,075
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(9,315)	(277,210)	(11,577)	(4,135)	(15,984)	(9,451)
Class C	(3,413)	(84,565)	(1,642)	(1,930)	(2,158)	(22,391)
Class I	(202,004)	(2,133,919)	(110,390)	(176,675)	(350,874)	(176,331)
Class R1	(2)	(222)	N/A	N/A	N/A	N/A
Class R2	(1)	(1,759)	N/A	N/A	N/A	N/A
Net Expenses	794,414	6,385,599	23,306	149,369	1,729,070	212,902
Net Investment Income	1,234,940	17,222,377	23,876	336,814	4,750,475	605,495
Net realized gain/(loss) on:
Investments	1,048,975	97,649,362	82,681	4,370,430	(9,966,101)	396,253
Written options	–	–	–	–	–	493,758
Foreign currency related transactions	(39,047)	9,685	–	–	(116,098)	–
Total Net Realized Gain/(Loss)	1,009,928	97,659,047	82,681	4,370,430	(10,082,199)	890,011
Net change in unrealized appreciation/(depreciation) on:
Investments	10,073,800	(10,880,835)	233,978	(1,354,585)	29,295,362	1,857,692
Written options	–	–	–	–	–	32,220
Capital Gains Tax	–	–	–	–	(49,801)	–
Foreign currency related transactions	2,452	(17,133)	–	–	(2,813)	–
Total net change in unrealized appreciation/(depreciation)	10,076,252	(10,897,968)	233,978	(1,354,585)	29,242,748	1,889,912
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	11,086,180	86,761,079	316,659	3,015,845	19,160,549	2,779,923
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,321,120	$103,983,456	$340,535	$3,352,659	$23,911,024	$3,385,418
*Foreign taxes withheld on dividends	$534	$234,185	$689	$2,194	$720,491	$2,474

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2019	21

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Six Months Ended		Six Months Ended
	December 31, 2019	Year Ended	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019	(Unaudited)	June 30, 2019
OPERATIONS
Net investment income	$1,234,940	$5,998,390	$17,222,377	$39,176,785
Net realized gain/(loss)	1,009,928	(11,736,142)	97,659,047	63,183,546
Net change in unrealized appreciation/(depreciation)	10,076,252	2,428,896	(10,897,968)	49,661,182
Net Increase/(Decrease) in Net Assets Resulting from Operations	12,321,120	(3,308,856)	103,983,456	152,021,513
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(118,812)	(278,736)	(8,739,343)	(22,161,670)
Class C	(35,232)	(72,750)	(2,515,221)	(6,756,074)
Class I	(2,845,360)	(6,651,477)	(69,629,699)	(176,340,851)
Class R1	(193)	(302)	(38,945)	(58,732)
Class R2	(52)	(1,485)	(64,162)	(169,168)
Net Decrease in Net Assets from Distributions	(2,999,649)	(7,004,750)	(80,987,370)	(205,486,495)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	617,306	1,866,806	8,777,387	28,284,557
Class C	205,500	191,127	2,234,366	6,098,698
Class I	16,571,121	48,687,454	88,280,016	273,043,517
Class R1	1,313	2,447	23,148	247,934
Class R2	289	19,490	39,951	103,030
Dividends reinvested
Retail	114,981	272,516	8,495,852	21,582,362
Class C	32,203	66,135	2,449,199	6,588,161
Class I	1,534,195	4,130,398	55,403,665	138,564,560
Class R1	194	302	38,944	58,732
Class R2	52	1,485	64,162	169,168
Shares redeemed
Retail	(1,571,064)	(4,264,793)	(27,007,519)	(67,769,121)
Class C	(681,607)	(630,833)	(7,164,023)	(18,223,300)
Class I	(22,223,943)	(128,991,423)	(208,071,225)	(428,101,287)
Class R1	(1,823)	(5)	(12,405)	(27,541)
Class R2	(41,150)	(36,528)	(204,908)	(200,823)
Redemption fees
Retail	–	1	–	671
Class C	–	–	–	38
Class I	29	142	119	1,944
Class R1	–	–	–	1
Class R2	3	–	6	1
Net Decrease in Net Assets Derived from Capital Share Transactions	(5,442,401)	(78,685,279)	(76,653,265)	(39,578,698)
Net Increase/(Decrease) in Net Assets	3,879,070	(88,998,885)	(53,657,179)	(93,043,680)
NET ASSETS
Beginning of period	158,232,636	247,231,521	1,601,001,340	1,694,045,020
End of period	$162,111,706	$158,232,636	$1,547,344,161	$1,601,001,340

See Notes to Financial Statements.
22	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund		Cullen Value Fund
	Six Months Ended		Six Months Ended
	December 31, 2019	Year Ended	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019	(Unaudited)	June 30, 2019
OPERATIONS
Net investment income	$23,876	$350	$336,814	$641,990
Net realized gain	82,681	89,333	4,370,430	1,278,338
Net change in unrealized appreciation/(depreciation)	233,978	(153,379)	(1,354,585)	1,620,717
Net Increase/(Decrease) in Net Assets Resulting from Operations	340,535	(63,696)	3,352,659	3,541,045
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(12,970)	(20,320)	(109,391)	(11,146)
Class C	(1,822)	(3,212)	(44,690)	(2,277)
Class I	(129,696)	(185,126)	(3,196,893)	(620,233)
Net Decrease in Net Assets from Distributions	(144,488)	(208,658)	(3,350,974)	(633,656)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	3,500	33,414	173,440	289,385
Class C	–	4,900	–	220,229
Class I	540,174	197,443	532,849	1,722,518
Dividends reinvested
Retail	12,324	19,312	108,966	11,094
Class C	1,822	3,212	29,696	1,181
Class I	129,696	185,126	3,196,892	620,233
Shares redeemed
Retail	(193,882)	(47,969)	(3,109)	(175,545)
Class C	–	–	–	(56,274)
Class I	(10,851)	(19,667)	(14,042,142)	(1,275,836)
Redemption fees
Retail	–	–	–	–
Class C	–	–	–	–
Class I	–	–	–	–
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	482,783	375,771	(10,003,408)	1,356,985
Net Increase/(Decrease) in Net Assets	678,830	103,417	(10,001,723)	4,264,374
NET ASSETS
Beginning of period	4,282,441	4,179,024	40,306,866	36,042,492
End of period	$4,961,271	$4,282,441	$30,305,143	$40,306,866

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2019	23

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Emerging Markets High Dividend Fund		Cullen Enhanced Equity Income Fund
	Six Months Ended		Six Months Ended
	December 31, 2019	Year Ended	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019	(Unaudited)	June 30, 2019
OPERATIONS
Net investment income	$4,750,475	$16,108,425	$605,495	$1,208,019
Net realized gain/(loss)	(10,082,199)	(38,122,708)	890,011	1,446,166
Net change in unrealized appreciation	29,242,748	17,568,312	1,889,912	1,278,523
Net Increase/(Decrease) in Net Assets Resulting from Operations	23,911,024	(4,445,971)	3,385,418	3,932,708
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(343,051)	(527,123)	(67,045)	(110,426)
Class C	(38,632)	(63,851)	(140,320)	(246,578)
Class I	(7,776,625)	(13,135,891)	(1,295,784)	(2,393,360)
Net Decrease in Net Assets from Distributions	(8,158,308)	(13,726,865)	(1,503,149)	(2,750,364)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	2,662,606	8,404,518	257,735	754,253
Class C	200	61,800	292,488	1,494,221
Class I	29,947,254	144,486,033	5,060,224	15,224,481
Dividends reinvested
Retail	327,739	495,488	65,255	106,815
Class C	38,632	63,851	89,411	130,829
Class I	7,454,368	12,063,855	1,108,276	1,940,698
Shares redeemed
Retail	(2,884,548)	(7,699,795)	(327,140)	(746,579)
Class C	(74,123)	(414,115)	(198,474)	(1,474,403)
Class I	(46,291,001)	(199,585,266)	(8,459,568)	(12,872,793)
Redemption fees
Retail	–	–	–	–
Class C	–	–	–	–
Class I	–	753	–	–
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(8,818,873)	(42,122,878)	(2,111,793)	4,557,522
Net Increase/(Decrease) in Net Assets	6,933,843	(60,295,714)	(229,524)	5,739,866
NET ASSETS
Beginning of period	349,992,647	410,288,361	52,439,682	46,699,816
End of period	$356,926,490	$349,992,647	$52,210,158	$52,439,682

See Notes to Financial Statements.
24	www.cullenfunds.com

Page Intentionally Left Blank

Cullen Funds Trust

			Net Realized
			and		Distributions
	Net Asset Value		Unrealized	Total from	from
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Distributions	End of Period

Cullen International High Dividend Fund
Retail
12/31/2019(d)	$9.55	0.07	0.69	0.76	(0.18)	(0.18)	$10.13
6/30/2019	$9.88	0.26	(0.27)	(0.01)	(0.32)	(0.32)	$9.55
6/30/2018	$10.30	0.20	(0.36)	(0.16)	(0.26)	(0.26)	$9.88
6/30/2017	$9.37	0.26	0.92	1.18	(0.25)	(0.25)	$10.30
6/30/2016	$10.22	0.22	(0.85)	(0.63)	(0.22)	(0.22)	$9.37
6/30/2015	$11.45	0.26	(1.21)	(0.95)	(0.28)	(0.28)	$10.22
Class C
12/31/2019(d)	$9.53	0.03	0.69	0.72	(0.14)	(0.14)	$10.11
6/30/2019	$9.85	0.20	(0.27)	(0.07)	(0.25)	(0.25)	$9.53
6/30/2018	$10.27	0.18	(0.41)	(0.23)	(0.19)	(0.19)	$9.85
6/30/2017	$9.34	0.17	0.93	1.10	(0.17)	(0.17)	$10.27
6/30/2016	$10.19	0.16	(0.85)	(0.69)	(0.16)	(0.16)	$9.34
6/30/2015	$11.42	0.19	(1.22)	(1.03)	(0.20)	(0.20)	$10.19
Class I
12/31/2019(d)	$9.63	0.08	0.69	0.77	(0.19)	(0.19)	$10.21
6/30/2019	$9.95	0.29	(0.26)	0.03	(0.35)	(0.35)	$9.63
6/30/2018	$10.37	0.30	(0.43)	(0.13)	(0.29)	(0.29)	$9.95
6/30/2017	$9.43	0.27	0.94	1.21	(0.27)	(0.27)	$10.37
6/30/2016	$10.29	0.25	(0.86)	(0.61)	(0.25)	(0.25)	$9.43
6/30/2015	$11.52	0.28	(1.20)	(0.92)	(0.31)	(0.31)	$10.29
Class R1
12/31/2019(d)	$11.17	0.05	0.80	0.85	(0.15)	(0.15)	$11.87
6/30/2019	$11.49	0.27	(0.32)	(0.05)	(0.27)	(0.27)	$11.17
6/30/2018	$11.90	0.18	(0.41)	(0.23)	(0.18)	(0.18)	$11.49
6/30/2017	$10.79	0.24	1.06	1.30	(0.19)	(0.19)	$11.90
6/30/2016	$11.72	0.19	(0.95)	(0.76)	(0.17)	(0.17)	$10.79
6/30/2015	$13.09	0.25	(1.39)	(1.14)	(0.23)	(0.23)	$11.72
Class R2
12/31/2019(d)	$11.06	0.05	0.82	0.87	(0.16)	(0.16)	$11.77
6/30/2019	$11.38	0.28	(0.30)	(0.02)	(0.30)	(0.30)	$11.06
6/30/2018	$11.82	0.24	(0.45)	(0.21)	(0.23)	(0.23)	$11.38
6/30/2017	$10.71	0.26	1.07	1.33	(0.22)	(0.22)	$11.82
6/30/2016	$11.64	0.25	(0.98)	(0.73)	(0.20)	(0.20)	$10.71
6/30/2015	$13.01	0.29	(1.40)	(1.11)	(0.26)	(0.26)	$11.64

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Six months ended December 31, 2019 (unaudited).
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.
26	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net		Portfolio
	End of Period	to Average		to Average		before		Assets after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate

8.07%	$6,736	1.53	%(e)	1.25	%(e)	1.11	%(e)	1.39	%(e)	23	%(f)
(0.04%)	$7,202	1.54%		1.25%		2.45%		2.74%		39%
(1.60%)	$9,761	1.46%		1.25%		1.68%		1.89%		31%
12.72%	$41,377	1.48%		1.25%		2.43%		2.66%		41%
(6.09%)	$34,175	1.44%		1.25%		2.10%		2.29%		38%
(8.34%)	$56,893	1.39%		1.25%		2.31%		2.45%		44%

7.66%	$2,242	2.28	%(e)	2.00	%(e)	0.38	%(e)	0.66	%(e)	23	%(f)
(0.70%)	$2,556	2.29%		2.00%		1.80%		2.09%		39%
(2.34%)	$3,047	2.21%		2.00%		1.55%		1.76%		31%
11.90%	$2,902	2.22%		2.00%		1.59%		1.82%		41%
(6.79%)	$3,218	2.19%		2.00%		1.45%		1.64%		38%
(9.02%)	$3,956	2.15%		2.00%		1.63%		1.78%		44%

8.14%	$153,115	1.28	%(e)	1.00	%(e)	1.35	%(e)	1.63	%(e)	23	%(f)
0.34%	$148,416	1.29%		1.00%		2.71%		3.00%		39%
(1.34%)	$234,350	1.22%		1.00%		2.60%		2.82%		31%
13.02%	$194,201	1.22%		1.00%		2.53%		2.75%		41%
(5.90%)	$194,432	1.19%		1.00%		2.41%		2.61%		38%
(8.04%)	$244,026	1.14%		1.00%		2.47%		2.61%		44%

7.71%	$14	1.78	%(e)	1.75	%(e)	0.85	%(e)	0.88	%(e)	23	%(f)
(0.43%)	$14	1.80%		1.75%		2.41%		2.46%		39%
(2.03%)	$11	1.71%		1.71%		1.52%		1.52%		31%
12.17%	$66	1.72%		1.72%		2.12%		2.12%		41%
(6.45%)	$59	1.69%		1.69%		1.72%		1.72%		38%
(8.73%)	$101	1.64%		1.64%		2.09%		2.09%		44%

7.95%	$4	1.54	%(e)	1.50	%(e)	0.94	%(e)	0.98	%(e)	23	%(f)
(0.19%)	$45	1.54%		1.50%		2.57%		2.61%		39%
(1.80%)	$62	1.46%		1.46%		1.97%		1.97%		31%
12.52%	$121	1.47%		1.47%		2.35%		2.35%		41%
(6.23%)	$165	1.44%		1.44%		2.28%		2.28%		38%
(8.53%)	$181	1.40%		1.40%		2.43%		2.43%		44%

Semi-Annual Report | December 31, 2019	27

Cullen Funds Trust

			Net Realized
			and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains	Distributions	End of Period

Cullen High Dividend Equity Fund
Retail
12/31/2019(d)	$16.91	0.17	0.98	1.15	(0.18)	(0.71)	(0.89)	$17.17
6/30/2019	$17.68	0.38	1.08	1.46	(0.37)	(1.86)	(2.23)	$16.91
6/30/2018	$18.61	0.38	0.52	0.90	(0.37)	(1.46)	(1.83)	$17.68
6/30/2017	$17.56	0.40	1.53	1.93	(0.41)	(0.47)	(0.88)	$18.61
6/30/2016	$16.64	0.40	1.38	1.78	(0.41)	(0.45)	(0.86)	$17.56
6/30/2015	$17.58	0.37	(0.35)	0.02	(0.39)	(0.57)	(0.96)	$16.64
Class C
12/31/2019(d)	$16.69	0.11	0.96	1.07	(0.12)	(0.71)	(0.83)	$16.93
6/30/2019	$17.50	0.25	1.05	1.30	(0.25)	(1.86)	(2.11)	$16.69
6/30/2018	$18.46	0.24	0.52	0.76	(0.26)	(1.46)	(1.72)	$17.50
6/30/2017	$17.44	0.27	1.51	1.78	(0.29)	(0.47)	(0.76)	$18.46
6/30/2016	$16.53	0.28	1.37	1.65	(0.29)	(0.45)	(0.74)	$17.44
6/30/2015	$17.51	0.24	(0.37)	(0.13)	(0.28)	(0.57)	(0.85)	$16.53
Class I
12/31/2019(d)	$16.92	0.19	0.97	1.16	(0.20)	(0.71)	(0.91)	$17.17
6/30/2019	$17.69	0.42	1.08	1.50	(0.41)	(1.86)	(2.27)	$16.92
6/30/2018	$18.62	0.43	0.52	0.95	(0.42)	(1.46)	(1.88)	$17.69
6/30/2017	$17.57	0.45	1.52	1.97	(0.45)	(0.47)	(0.92)	$18.62
6/30/2016	$16.64	0.45	1.38	1.83	(0.45)	(0.45)	(0.90)	$17.57
6/30/2015	$17.59	0.41	(0.36)	0.05	(0.43)	(0.57)	(1.00)	$16.64
Class R1
12/31/2019(d)	$14.34	0.11	0.82	0.93	(0.14)	(0.71)	(0.85)	$14.42
6/30/2019	$15.35	0.26	0.89	1.15	(0.30)	(1.86)	(2.16)	$14.34
6/30/2018	$16.39	0.25	0.47	0.72	(0.30)	(1.46)	(1.76)	$15.35
6/30/2017	$15.57	0.30	1.32	1.62	(0.33)	(0.47)	(0.80)	$16.39
6/30/2016	$14.84	0.28	1.23	1.51	(0.33)	(0.45)	(0.78)	$15.57
6/30/2015	$15.80	0.26	(0.33)	(0.07)	(0.32)	(0.57)	(0.89)	$14.84
Class R2
12/31/2019(d)	$14.57	0.13	0.84	0.97	(0.16)	(0.71)	(0.87)	$14.67
6/30/2019	$15.55	0.29	0.92	1.21	(0.33)	(1.86)	(2.19)	$14.57
6/30/2018	$16.57	0.27	0.50	0.77	(0.33)	(1.46)	(1.79)	$15.55
6/30/2017	$15.73	0.32	1.35	1.67	(0.36)	(0.47)	(0.83)	$16.57
6/30/2016	$14.98	0.33	1.24	1.57	(0.37)	(0.45)	(0.82)	$15.73
6/30/2015	$15.93	0.30	(0.33)	(0.03)	(0.35)	(0.57)	(0.92)	$14.98

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Six months ended December 31, 2019 (unaudited).
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.
28	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net		Portfolio
	End of Period	to Average		to Average		before		Assets after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate

6.83%	$172,893	1.32	%(e)	1.00	%(e)	1.69	%(e)	2.01	%(e)	16	%(f)
9.74%	$180,108	1.32%		1.00%		1.88%		2.20%		41%
4.61%	$203,509	1.32%		1.00%		1.69%		2.01%		16%
11.35%	$339,568	1.32%		1.00%		1.93%		2.24%		20%
11.03%	$336,775	1.32%		1.00%		2.10%		2.42%		12%
(0.11%)	$409,564	1.32%		1.00%		1.80%		2.11%		10%

6.44%	$53,204	2.07	%(e)	1.75	%(e)	0.94	%(e)	1.26	%(e)	16	%(f)
8.88%	$54,940	2.07%		1.75%		1.12%		1.44%		41%
3.85%	$62,291	2.07%		1.75%		0.95%		1.27%		16%
10.51%	$87,142	2.07%		1.75%		1.18%		1.50%		20%
10.28%	$94,658	2.07%		1.75%		1.37%		1.69%		12%
(0.93%)	$91,504	2.07%		1.75%		1.06%		1.38%		10%

6.90%	$1,319,449	1.07	%(e)	0.75	%(e)	1.93	%(e)	2.25	%(e)	16	%(f)
10.02%	$1,364,116	1.07%		0.75%		2.13%		2.45%		41%
4.87%	$1,426,692	1.07%		0.75%		1.96%		2.28%		16%
11.63%	$1,405,326	1.07%		0.75%		2.18%		2.50%		20%
11.37%	$1,504,654	1.07%		0.75%		2.37%		2.69%		12%
0.06%	$1,635,821	1.07%		0.75%		2.05%		2.37%		10%

6.53%	$700	1.57	%(e)	1.50	%(e)	1.43	%(e)	1.50	%(e)	16	%(f)
9.14%	$646	1.57%		1.50%		1.70%		1.77%		41%
4.09%	$374	1.57%		1.50%		1.46%		1.53%		16%
10.81%	$496	1.57%		1.50%		1.85%		1.92%		20%
10.53%	$2,981	1.57%		1.50%		1.83%		1.90%		12%
(0.67%)	$4,552	1.57%		1.50%		1.56%		1.63%		10%

6.69%	$1,099	1.57	%(e)	1.25	%(e)	1.43	%(e)	1.75	%(e)	16	%(f)
9.45%	$1,191	1.57%		1.25%		1.64%		1.96%		41%
4.38%	$1,179	1.57%		1.25%		1.29%		1.61%		16%
11.04%	$3,604	1.57%		1.25%		1.67%		1.98%		20%
10.84%	$3,664	1.57%		1.25%		1.88%		2.20%		12%
(0.41%)	$3,365	1.32%		1.25%		1.83%		1.90%		10%

Semi-Annual Report | December 31, 2019	29

Cullen Funds Trust

				Net Realized
				and		Distributions		Distributions
	Net Asset Value			Unrealized	Total from	from		from Net
	Beginning of	Net Investment		Gain/(Loss)	Investment	Net Investment		Realized	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)		on Investments	Operations	Income		Capital Gains	Distributions	End of Period

Cullen Small Cap Value Fund
Retail
12/31/2019(d)	$11.36	0.04		0.83	0.87	(0.03)		(0.33)	(0.36)	$11.87
6/30/2019	$12.35	(0.02)		(0.36)	(0.38)	–		(0.61)	(0.61)	$11.36
6/30/2018	$13.88	(0.07)		0.98	0.91	–		(2.44)	(2.44)	$12.35
6/30/2017	$11.56	(0.04)		2.44	2.40	(0.00	)(g)	(0.08)	(0.08)	$13.88
6/30/2016	$14.15	(0.01)		(2.26)	(2.27)	–		(0.32)	(0.32)	$11.56
6/30/2015	$17.37	(0.04)		(1.14)	(1.18)	–		(2.04)	(2.04)	$14.15
Class C
12/31/2019(d)	$10.41	0.00	(g)	0.76	0.76	–		(0.33)	(0.33)	$10.84
6/30/2019	$11.46	(0.10)		(0.34)	(0.44)	–		(0.61)	(0.61)	$10.41
6/30/2018	$13.14	(0.16)		0.92	0.76	–		(2.44)	(2.44)	$11.46
6/30/2017	$11.03	(0.14)		2.33	2.19	–		(0.08)	(0.08)	$13.14
6/30/2016	$13.62	(0.10)		(2.17)	(2.27)	–		(0.32)	(0.32)	$11.03
6/30/2015	$16.91	(0.14)		(1.11)	(1.25)	–		(2.04)	(2.04)	$13.62
Class I
12/31/2019(d)	$11.66	0.07		0.84	0.91	(0.04)		(0.33)	(0.37)	$12.20
6/30/2019	$12.63	0.01		(0.37)	(0.36)	–		(0.61)	(0.61)	$11.66
6/30/2018	$14.11	(0.04)		1.00	0.96	–		(2.44)	(2.44)	$12.63
6/30/2017	$11.73	(0.01)		2.48	2.47	(0.01)		(0.08)	(0.09)	$14.11
6/30/2016	$14.32	0.02		(2.29)	(2.27)	–		(0.32)	(0.32)	$11.73
6/30/2015	$17.54	(0.00	)(g)	(1.18)	(1.18)	–		(2.04)	(2.04)	$14.32
Cullen Value Fund
Retail
12/31/2019(d)	$16.56	0.12		1.34	1.46	(0.15)		(1.74)	(1.89)	$16.13
6/30/2019	$15.35	0.23		1.21	1.44	(0.23)		–	(0.23)	$16.56
6/30/2018	$15.30	0.20		1.03	1.23	(0.19)		(0.99)	(1.18)	$15.35
6/30/2017	$13.46	0.20		1.96	2.16	(0.22)		(0.10)	(0.32)	$15.30
6/30/2016	$13.82	0.13		0.11	0.24	(0.57)		(0.03)	(0.60)	$13.46
6/30/2015	$13.87	0.15		(0.04)	0.11	(0.16)		–	(0.16)	$13.82
Class C
12/31/2019(d)	$16.55	0.06		1.33	1.39	(0.09)		(1.74)	(1.83)	$16.11
6/30/2019	$15.34	0.12		1.20	1.32	(0.11)		–	(0.11)	$16.55
6/30/2018	$15.28	0.09		1.04	1.13	(0.08)		(0.99)	(1.07)	$15.34
6/30/2017	$13.44	0.09		1.95	2.04	(0.10)		(0.10)	(0.20)	$15.28
6/30/2016	$13.79	0.03		0.12	0.15	(0.47)		(0.03)	(0.50)	$13.44
6/30/2015	$13.86	0.05		(0.07)	(0.02)	(0.05)		–	(0.05)	$13.79
Class I
12/31/2019(d)	$16.55	0.15		1.34	1.49	(0.19)		(1.74)	(1.93)	$16.11
6/30/2019	$15.34	0.27		1.21	1.48	(0.27)		–	(0.27)	$16.55
6/30/2018	$15.29	0.24		1.03	1.27	(0.23)		(0.99)	(1.22)	$15.34
6/30/2017	$13.44	0.24		1.96	2.20	(0.25)		(0.10)	(0.35)	$15.29
6/30/2016	$13.80	0.16		0.11	0.27	(0.60)		(0.03)	(0.63)	$13.44
6/30/2015	$13.87	0.18		(0.06)	0.12	(0.19)		–	(0.19)	$13.80

See Notes to Financial Statements.
30	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net		Portfolio
	End of Period	to Average		to Average		before		Assets after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate

7.60%	$256	6.76	%(e)	1.25	%(e)	(4.83	%)(e)	0.68	%(e)	47	%(f)
(2.28%)	$415	9.51%		1.25%		(8.47%)		(0.21%)		140%
7.38%	$440	8.02%		1.25%		(7.34%)		(0.57%)		34%
20.81%	$471	6.05%		1.25%		(5.10%)		(0.30%)		85%
(16.15%)	$863	5.53%		1.25%		(4.37%)		(0.10%)		42%
(5.88%)	$1,094	4.33%		1.25%		(3.31%)		(0.23%)		37%

7.24%	$63	7.51	%(e)	2.00	%(e)	(5.43	%)(e)	0.08	%(e)	47	%(f)
(3.01%)	$58	10.29%		2.00%		(9.25%)		(0.96%)		140%
6.56%	$55	8.79%		2.00%		(8.11%)		(1.32%)		34%
19.89%	$65	6.94%		2.00%		(6.02%)		(1.09%)		85%
(16.79%)	$75	6.29%		2.00%		(5.13%)		(0.84%)		42%
(6.49%)	$87	5.24%		2.00%		(4.25%)		(1.00%)		37%

7.77%	$4,643	6.50	%(e)	1.00	%(e)	(4.38	%)(e)	1.12	%(e)	47	%(f)
(2.07%)	$3,810	9.30%		1.00%		(8.25%)		0.05%		140%
7.62%	$3,684	7.81%		1.00%		(7.13%)		(0.32%)		34%
21.11%	$3,314	5.88%		1.00%		(4.96%)		(0.08%)		85%
(15.96%)	$4,686	5.28%		1.00%		(4.13%)		0.15%		42%
(5.79%)	$5,621	4.26%		1.00%		(3.28%)		(0.02%)		37%

8.89%	$1,044	1.94	%(e)	1.00	%(e)	0.52	%(e)	1.46	%(e)	7	%(f)
9.48%	$792	2.18%		1.00%		0.28%		1.46%		5%
7.97%	$626	2.04%		1.00%		0.24%		1.28%		2%
16.19%	$595	1.99%		1.00%		0.43%		1.42%		18%
2.02%	$814	2.19%		1.00%		(0.20%)		0.99%		3%
0.77%	$914	2.10%		1.00%		(0.04%)		1.06%		11%

8.44%	$423	2.69	%(e)	1.75	%(e)	(0.23	%)(e)	0.71	%(e)	7	%(f)
8.64%	$404	2.94%		1.75%		(0.42%)		0.77%		5%
7.25%	$203	2.78%		1.75%		(0.49%)		0.54%		2%
15.30%	$445	2.74%		1.75%		(0.33%)		0.66%		18%
1.29%	$401	2.96%		1.75%		(0.97%)		0.24%		3%
(0.12%)	$322	2.86%		1.75%		(0.77%)		0.34%		11%

9.07%	$28,838	1.69	%(e)	0.75	%(e)	0.81	%(e)	1.75	%(e)	7	%(f)
9.74%	$39,111	1.93%		0.75%		0.54%		1.72%		5%
8.25%	$35,213	1.80%		0.75%		0.47%		1.52%		2%
16.53%	$31,968	1.74%		0.75%		0.68%		1.67%		18%
2.25%	$29,327	1.95%		0.75%		0.04%		1.24%		3%
0.88%	$28,296	1.86%		0.75%		0.23%		1.34%		11%

Semi-Annual Report | December 31, 2019	31

Cullen Funds Trust

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Six months ended December 31, 2019 (unaudited).
(e)	Annualized.
(f)	Not Annualized.
(g)	Less than $0.01.

See Notes to Financial Statements.
32	www.cullenfunds.com

Page Intentionally Left Blank

Cullen Funds Trust

			Net Realized
			and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains	Distributions	End of Period

Cullen Emerging Markets High Dividend Fund
Retail
12/31/2019(d)	$10.26	0.13	0.59	0.72	(0.23)	–	(0.23)	$10.75
6/30/2019	$10.55	0.42	(0.35)	0.07	(0.36)	–	(0.36)	$10.26
6/30/2018	$10.67	0.33	(0.05)	0.28	(0.40)	–	(0.40)	$10.55
6/30/2017	$9.44	0.29	1.28	1.57	(0.34)	–	(0.34)	$10.67
6/30/2016	$10.87	0.28	(1.32)	(1.04)	(0.39)	–	(0.39)	$9.44
6/30/2015	$11.57	0.22	(0.60)	(0.38)	(0.32)	–	(0.32)	$10.87
Class C
12/31/2019(d)	$10.14	0.09	0.58	0.67	(0.20)	–	(0.20)	$10.61
6/30/2019	$10.45	0.34	(0.35)	(0.01)	(0.30)	–	(0.30)	$10.14
6/30/2018	$10.57	0.24	(0.05)	0.19	(0.31)	–	(0.31)	$10.45
6/30/2017	$9.37	0.19	1.29	1.48	(0.28)	–	(0.28)	$10.57
6/30/2016	$10.80	0.20	(1.30)	(1.10)	(0.33)	–	(0.33)	$9.37
6/30/2015	$11.51	0.15	(0.60)	(0.45)	(0.26)	–	(0.26)	$10.80
Class I
12/31/2019(d)	$10.33	0.14	0.60	0.74	(0.25)	–	(0.25)	$10.82
6/30/2019	$10.61	0.45	(0.35)	0.10	(0.38)	–	(0.38)	$10.33
6/30/2018	$10.73	0.37	(0.07)	0.30	(0.42)	–	(0.42)	$10.61
6/30/2017	$9.50	0.32	1.27	1.59	(0.36)	–	(0.36)	$10.73
6/30/2016	$10.91	0.31	(1.31)	(1.00)	(0.41)	–	(0.41)	$9.50
6/30/2015	$11.60	0.27	(0.62)	(0.35)	(0.34)	–	(0.34)	$10.91
Cullen Enhanced Equity Income Fund
Retail
12/31/2019(d)	$10.15	0.12	0.59	0.71	(0.31)	–	(0.31)	$10.55
6/30/2019	$9.87	0.24	0.60	0.84	(0.25)	(0.31)	(0.56)	$10.15
6/30/2018	$10.66	0.23	(0.27)	(0.04)	(0.26)	(0.49)	(0.75)	$9.87
6/30/2017	$10.48	0.25	0.81	1.06	(0.28)	(0.60)	(0.88)	$10.66
6/30/2016(g)	$10.00	0.16	0.50	0.66	(0.18)	–	(0.18)	$10.48
Class C
12/31/2019(d)	$10.17	0.08	0.60	0.68	(0.27)	–	(0.27)	$10.58
6/30/2019	$9.89	0.16	0.60	0.76	(0.21)	(0.27)	(0.48)	$10.17
6/30/2018	$10.67	0.15	(0.26)	(0.11)	(0.24)	(0.43)	(0.67)	$9.89
6/30/2017	$10.52	0.16	0.81	0.97	(0.26)	(0.56)	(0.82)	$10.67
6/30/2016(g)	$10.00	0.13	0.50	0.63	(0.11)	–	(0.11)	$10.52
Class I
12/31/2019(d)	$10.21	0.13	0.59	0.72	(0.32)	–	(0.32)	$10.61
6/30/2019	$9.92	0.26	0.61	0.87	(0.26)	(0.32)	(0.58)	$10.21
6/30/2018	$10.70	0.26	(0.27)	(0.01)	(0.27)	(0.50)	(0.77)	$9.92
6/30/2017	$10.52	0.28	0.80	1.08	(0.28)	(0.62)	(0.90)	$10.70
6/30/2016(g)	$10.00	0.18	0.50	0.68	(0.16)	–	(0.16)	$10.52

See Notes to Financial Statements.
34	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net		Portfolio
	End of Period	to Average		to Average		before		Assets after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate

7.23%	$16,366	1.47	%(e)	1.25	%(e)	2.38	%(e)	2.60	%(e)	32	%(f)
0.66%	$15,576	1.43%		1.25%		4.01%		4.19%		77%
2.48%	$14,749	1.52%		1.25%		2.59%		2.86%		48%
16.96%	$16,755	1.57%		1.25%		2.58%		2.89%		52%
(9.34%)	$12,496	1.60%		1.25%		2.68%		3.03%		69%
(3.26%)	$24,781	1.59%		1.25%		1.66%		2.00%		64%

6.72%	$2,098	2.22	%(e)	2.00	%(e)	1.59	%(e)	1.81	%(e)	32	%(f)
(0.08%)	$2,039	2.18%		2.00%		3.22%		3.40%		77%
1.71%	$2,412	2.28%		2.00%		1.85%		2.13%		48%
16.02%	$2,999	2.31%		2.00%		1.67%		1.98%		52%
(9.95%)	$3,165	2.35%		2.00%		1.84%		2.20%		69%
(3.93%)	$4,696	2.34%		2.00%		0.97%		1.32%		64%

7.32%	$338,462	1.22	%(e)	1.00	%(e)	2.59	%(e)	2.81	%(e)	32	%(f)
0.93%	$332,377	1.18%		1.00%		4.22%		4.40%		77%
2.72%	$393,127	1.28%		1.00%		2.93%		3.21%		48%
17.14%	$304,710	1.32%		1.00%		2.84%		3.16%		52%
(8.91%)	$209,368	1.36%		1.00%		2.93%		3.30%		69%
(2.98%)	$150,405	1.35%		1.00%		2.09%		2.43%		64%

7.10%	$2,323	1.85	%(e)	1.00	%(e)	1.49	%(e)	2.34	%(e)	89	%(f)
8.69%	$2,243	2.03%		1.00%		1.31%		2.34%		192%
(0.51%)	$2,064	2.05%		1.00%		1.17%		2.22%		157%
10.59%	$1,932	3.83%		1.00%		(0.51%)		2.32%		154%
6.69%	$581	7.62	%(e)	1.00	%(e)	(3.86	%)(e)	2.76	%(e)	86	%(f)

6.79%	$5,611	2.60	%(e)	1.75	%(e)	0.74	%(e)	1.59	%(e)	89	%(f)
7.86%	$5,216	2.78%		1.75%		0.56%		1.59%		192%
(1.17%)	$4,961	2.80%		1.75%		0.42%		1.47%		157%
9.66%	$2,540	4.57%		1.75%		(1.29%)		1.53%		154%
6.31%	$533	8.56	%(e)	1.75	%(e)	(4.39	%)(e)	2.42	%(e)	86	%(f)

7.19%	$44,277	1.60	%(e)	0.75	%(e)	1.74	%(e)	2.59	%(e)	89	%(f)
9.03%	$44,980	1.78%		0.75%		1.55%		2.58%		192%
(0.24%)	$39,675	1.80%		0.75%		1.42%		2.47%		157%
10.79%	$20,080	3.50%		0.75%		(0.16%)		2.59%		154%
6.88%	$4,275	7.56	%(e)	0.75	%(e)	(3.39	%)(e)	3.42	%(e)	86	%(f)

Semi-Annual Report | December 31, 2019	35

Cullen Funds Trust

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Six months ended December 31, 2019 (unaudited).
(e)	Annualized.
(f)	Not Annualized.
(g)	Commencement of operations was December 15, 2015.

See Notes to Financial Statements.
36	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2019 (Unaudited)

1. ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox- Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of December 31, 2019 all written option contracts held are exchange-traded.

c)	Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

d)	Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of

Semi-Annual Report | December 31, 2019	37

Cullen Funds Trust	Notes to Financial Statements
December 31, 2019 (Unaudited)

other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered Level 2 as discussed in (e) below.

e)	The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2019 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$155,710,079	$–	$–	$155,710,079
Preferred Stock	3,679,687	–	–	3,679,687
Total	$159,389,766	$–	$–	$159,389,766

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$1,546,853,463	$–	$–	$1,546,853,463
Total	$1,546,853,463	$–	$–	$1,546,853,463

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$4,794,396	$–	$–	$4,794,396
Exchange-Traded Funds	128,500	–	–	128,500
Total	$4,922,896	$–	$–	$4,922,896

38	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2019 (Unaudited)

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$29,978,771	$–	$–	$29,978,771
Total	$29,978,771	$–	$–	$29,978,771

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$315,980,977	$–	$–	$315,980,977
Participatory Notes(2)	–	15,048,294	–	15,048,294
Preferred Stock	18,780,950	–	–	18,780,950
Total	$334,761,927	$15,048,294	$–	$349,810,221

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$51,192,526	$–	$–	$51,192,526
Total	$51,192,526	$–	$–	$51,192,526
Other Financial Instruments
Liabilities
Written Options	$(75,012)	–	–	$(75,012)
Total	$(75,012)	–	–	$(75,012)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.
(2)	Participatory notes (P -notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

f)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

g)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the six months ended December 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

h)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

i)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

Semi-Annual Report | December 31, 2019	39

Cullen Funds Trust	Notes to Financial Statements
December 31, 2019 (Unaudited)

j)	Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

k)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

l)	Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

m)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The effect of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2019:

	Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Written options, at value	(75,012)
Total		$(75,012)

The effect of derivatives instruments on the Statements of Operations for the six months ended December 31, 2019:

Change in
Unrealized
		Realized	Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	493,758	32,220
Total		$493,758	$32,220

The Cullen Emerging Markets High Dividend Fund had an average rights value of $1,544 during the six months ended December 31, 2019.

The Cullen Enhanced Equity Income Fund had the following monthly average written call option notional value during the six months ended December 31, 2019:

Fund	Monthly Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	$9,733,962

40	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2019 (Unaudited)

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
Cullen International High Dividend Fund
Retail
Shares sold	64,436	194,779
Dividends reinvested	12,123	28,406
Shares redeemed	(165,528)	(457,437)
Net decrease in shares outstanding	(88,969)	(234,252)
Class C
Shares sold	20,634	19,554
Dividends reinvested	3,433	6,875
Shares redeemed	(70,451)	(67,472)
Net decrease in shares outstanding	(46,384)	(41,043)
Class I
Shares sold	1,732,898	5,204,813
Dividends reinvested	160,234	428,431
Shares redeemed	(2,314,492)	(13,761,043)
Net decrease in shares outstanding	(421,360)	(8,127,799)
Class R1
Shares sold	118	225
Dividends reinvested	18	27
Shares redeemed	(160)	(1)
Net increase/(decrease) in shares outstanding	(24)	251
Class R2
Shares sold	26	1,830
Dividends reinvested	5	135
Shares redeemed	(3,727)	(3,352)
Net decrease in shares outstanding	(3,696)	(1,387)

Semi-Annual Report | December 31, 2019	41

Cullen Funds Trust	Notes to Financial Statements
December 31, 2019 (Unaudited)

	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
Cullen High Dividend Equity Fund
Retail
Shares sold	520,765	1,686,302
Dividends reinvested	497,751	1,397,418
Shares redeemed	(1,597,111)	(3,941,937)
Net decrease in shares outstanding	(578,595)	(858,217)
Class C
Shares sold	132,937	375,431
Dividends reinvested	145,464	434,562
Shares redeemed	(426,480)	(1,078,600)
Net decrease in shares outstanding	(148,079)	(268,607)
Class I
Shares sold	5,211,216	16,306,903
Dividends reinvested	3,245,472	8,966,006
Shares redeemed	(12,256,112)	(25,292,535)
Net decrease in shares outstanding	(3,799,424)	(19,626)
Class R1
Shares sold	1,603	18,180
Dividends reinvested	2,711	4,479
Shares redeemed	(838)	(2,010)
Net increase in shares outstanding	3,476	20,649
Class R2
Shares sold	2,724	6,603
Dividends reinvested	4,393	12,718
Shares redeemed	(13,893)	(13,433)
Net increase/(decrease) in shares outstanding	(6,776)	5,888
Cullen Small Cap Value Fund
Retail
Shares sold	304	3,033
Dividends reinvested	1,032	1,967
Shares redeemed	(16,286)	(4,144)
Net increase/(decrease) in shares outstanding	(14,950)	856
Class C
Shares sold	–	421
Dividends reinvested	167	355
Shares redeemed	–	–
Net increase in shares outstanding	167	776
Class I
Shares sold	44,261	18,266
Dividends reinvested	10,582	18,384
Shares redeemed	(879)	(1,710)
Net increase in shares outstanding	53,964	34,940

42	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2019 (Unaudited)

	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
Cullen Value Fund
Retail
Shares sold	10,316	18,127
Dividends reinvested	6,778	704
Shares redeemed	(191)	(11,804)
Net increase in shares outstanding	16,903	7,027
Class C
Shares sold	–	14,653
Dividends reinvested	1,849	74
Shares redeemed	–	(3,523)
Net increase in shares outstanding	1,849	11,204
Class I
Shares sold	31,913	108,194
Dividends reinvested	198,948	39,298
Shares redeemed	(802,808)	(79,989)
Net increase/(decrease) in shares outstanding	(571,947)	67,503

Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	256,944	829,019
Dividends reinvested	32,707	47,996
Shares redeemed	(284,817)	(756,932)
Net increase in shares outstanding	4,834	120,083
Class C
Shares sold	21	5,954
Dividends reinvested	3,914	6,249
Shares redeemed	(7,397)	(41,912)
Net decrease in shares outstanding	(3,462)	(29,709)
Class I
Shares sold	2,947,666	14,330,982
Dividends reinvested	739,501	1,160,478
Shares redeemed	(4,584,993)	(20,364,465)
Net decrease in shares outstanding	(897,826)	(4,873,005)
Cullen Enhanced Equity Income Fund
Retail
Shares sold	25,406	74,499
Dividends reinvested	6,369	10,678
Shares redeemed	(32,658)	(73,376)
Net increase/(decrease) in shares outstanding	(883)	11,801
Class C
Shares sold	28,836	146,299
Dividends reinvested	8,706	13,096
Shares redeemed	(19,710)	(148,423)
Net increase in shares outstanding	17,832	10,972
Class I
Shares sold	491,702	1,488,517
Dividends reinvested	107,516	192,913
Shares redeemed	(833,458)	(1,274,541)
Net increase/(decrease) in shares outstanding	(234,240)	406,889

Semi-Annual Report | December 31, 2019	43

Cullen Funds Trust	Notes to Financial Statements
December 31, 2019 (Unaudited)

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2019 were as follows:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
Cullen International High Dividend Fund	$34,221,353	$38,376,604
Cullen High Dividend Equity Fund	245,922,503	380,217,313
Cullen Small Cap Value Fund	2,574,819	2,019,543
Cullen Value Fund	2,399,387	13,256,039
Cullen Emerging Markets High Dividend Fund	106,121,572	112,650,208
Cullen Enhanced Equity Income Fund	43,345,597	42,535,079

5. FEDERAL TAX INFORMATION

As of June 30, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net	Accumulated Net
	Investment	Realized	Unrealized
	Income/(Loss)	Gain/(Loss)	Appreciation/(Depreciation)	Total
Cullen International High Dividend Fund	$1,508,592	$(40,908,726)	$30,034,239	$(9,365,895)
Cullen High Dividend Equity Fund	–	12,971,214	689,071,352	702,042,566
Cullen Small Cap Value Fund	348	95,374	515,903	611,625
Cullen Value Fund	36,179	1,278,338	13,093,329	14,407,846
Cullen Emerging Markets High Dividend Fund	2,298,275	(64,197,501)	39,891,792	(22,007,434)
Cullen Enhanced Equity Income Fund	256,388	–	(1,974,417)	(1,718,029)

As of December 31, 2019 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross			Cost of
	Appreciation	Gross Depreciation		Investments for
	(excess of value	(excess of tax cost	Net Unrealized	Income Tax
	over tax cost)	over value)	Appreciation/(Depreciation)	Purposes*
Cullen International High Dividend Fund	$43,257,863	$(933,608)	$42,324,255	$117,065,511
Cullen High Dividend Equity Fund	678,540,689	(373,313)	678,167,376	868,686,087
Cullen Small Cap Value Fund	835,829	(85,948)	749,881	4,173,015
Cullen Value Fund	12,012,336	–	12,012,336	17,966,435
Cullen Emerging Markets High Dividend Fund	79,302,567	(8,009,224)	71,293,343	278,516,878
Cullen Enhanced Equity Income Fund	2,455,432	(1,246,235)	1,209,197	49,908,317

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

44	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2019 (Unaudited)

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising primarily from the treatment of foreign currency, passive foreign investment companies and the use of tax equalization, reclassification adjustments were made to increase (decrease) the amounts listed below:

		Undistributed Net	Accumulated Net Realized
Fund	Paid-in Capital	Investment Income/(Loss)	Gain/(Loss)
Cullen International High Dividend Fund	$–	$–	$–
Cullen High Dividend Equity Fund	10,067,619	(1,294,567)	(8,773,052)
Cullen Small Cap Value Fund	–	(2)	2
Cullen Value Fund	–	–	–
Cullen Emerging Markets High Dividend Fund	–	–	–
Cullen Enhanced Equity Income Fund	–	1,493,989	(1,493,989)

At June 30, 2019, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

	No Expiration	No Expiration
Fund	Short-Term	Long-Term	Total
Cullen International High Dividend Fund	$32,700,960	$1,950,070	$34,651,030
Cullen High Dividend Equity Fund	–	–	–
Cullen Small Cap Value Fund	–	–	–
Cullen Value Fund	–	–	–
Cullen Emerging Markets High Dividend Fund	41,411,562	853,184	42,264,746
Cullen Enhanced Equity Income Fund	–	–	–

Capital Losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carry forwards as described above.

The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund generated capital loss carryovers during the period ended June 30, 2019 in the amount of $6,388,289 and $14,738,472, respectively.

The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund elected to treat post-October capital losses of $6,257,696 and $21,932,755, respectively, as having been incurred in the following fiscal year June 30, 2020.

The tax composition of dividends paid during the year ended June 30, 2019 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$7,004,750	$–
Cullen High Dividend Equity Fund	37,882,218	167,604,277
Cullen Small Cap Value Fund	102,324	106,334
Cullen Value Fund	633,656	–
Cullen Emerging Markets High Dividend Fund	13,726,865	–
Cullen Enhanced Equity Income Fund	2,702,804	47,560

Semi-Annual Report | December 31, 2019	45

Cullen Funds Trust	Notes to Financial Statements
December 31, 2019 (Unaudited)

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2020, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

46	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements

December 31, 2019 (Unaudited)

As of December 31, 2019, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2020	2021	2022
Cullen International High Dividend Fund
Retail	$82,067	$36,440	$23,838
Class C	7,111	6,769	8,188
Class I	395,222	505,336	547,846
Class R1	–	–	6
Class R2	–	–	27
Total	$484,400	$548,545	$579,905

Cullen High Dividend Equity Fund
Retail	$1,059,245	$817,204	$589,880
Class C	287,941	244,321	182,163
Class I	4,698,693	4,778,420	4,434,785
Class R1	1,725	326	319
Class R2	11,391	5,196	3,882
Total	$6,058,995	$5,845,467	$5,211,029

Cullen Small Cap Value Fund
Retail	$32,154	$31,934	$33,957
Class C	3,626	3,710	4,740
Class I	202,633	230,527	302,130
Total	$238,413	$266,171	$340,827

Cullen Value Fund
Retail	$6,339	$6,697	$9,085
Class C	4,270	4,271	3,850
Class I	315,159	349,176	431,378
Total	$325,768	$360,144	$444,313

Cullen Emerging Markets High Dividend Fund
Retail	$45,550	$46,120	$26,735
Class C	9,785	7,770	3,864
Class I	795,536	997,088	644,374
Total	$850,871	$1,050,978	$674,973

Cullen Enhanced Equity Income Fund
Retail	$30,477	$26,674	$20,624
Class C	25,236	47,424	53,061
Class I	223,010	318,314	429,931
Total	$278,723	$392,412	$503,616

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. Brown Brothers Harriman serves as the Funds’ custodian.

Semi-Annual Report | December 31, 2019	47

Cullen Funds Trust	Notes to Financial Statements

December 31, 2019 (Unaudited)

7. DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor, ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder service fees in the Statement of Operations.

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. SIGNIFICANT SHAREHOLDERS

At December 31, 2019, the Cullen Small Cap Value Fund had two affiliated shareholders who held 57.69% and 11.66% of the Fund’s outstanding shares, the Cullen Value Fund had two affiliated shareholders who held 25.83% and 9.67% of the Fund’s outstanding shares, and the Cullen Enhanced Equity Income Fund had two affiliated shareholder who held 13.84% and 8.11% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

48	www.cullenfunds.com

Cullen Funds Trust	Additional Information

December 31, 2019 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-PORT

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-PORT will also be available upon request by calling 1-877-485-8586.

Semi-Annual Report | December 31, 2019	49

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

CUSTODIAN

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor for Cullen Funds.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 5, 2020

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	March 5, 2020